Net (loss)/earnings per share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Net earnings per share
18. Net (loss)/earnings per share

Basic and diluted (loss)/earnings per share is calculated by dividing the net (loss)/earnings available to common shareholders by the average number of common shares outstanding during the periods. Diluted earnings per share is calculated by adjusting the net (loss)/earnings available to common shareholders and the weighted average number of common shares used for calculating basic (loss)/earnings per share for the effects of all potentially dilutive shares. Such dilutive common shares are excluded when the effect would be to increase earnings per share or reduce a loss per share.

	For the year ended
	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Numerator:
Net (loss)/profit	(42,939,001)	(12,490,335)	3,747,932
Denominator:
Weighted average number of shares outstanding	32,837,866	33,441,879	30,141,891
Net (loss)/earnings per share, basic and diluted	(1.31)	(0.37)	0.12

For the
year ended December 31, 2018, stock appreciation rights (“SARs”) granting the right to acquire 1,984,983 shares (2017: 1,343,375, 2016: 1,343,375) were outstanding. The SARs have been excluded from the computation of diluted earnings per share as they are anti-dilutive.